Issuance of Units (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended	6 Months Ended
	Feb. 18, 2014	Feb. 11, 2015	Feb. 14, 2014	Jun. 30, 2015	Jun. 30, 2014
Class Of Stock [Line Items]
Common Limited Partner's capital account units sold in public offering		4,000,000	5,500,000
Unit price		$ 13.09	$ 17.3
Proceeds from issuance of Common Limited partners units				$ 72,090	$ 104,499
Offering costs		$ 216	$ 306
Net proceeds from issuance of general partner units				$ 1,528	2,233
Ownership percentage of Navios Holdings		20.10%		20.10%
Navios GP L.L.C. general partner interest in Navios Partners		2.00%		2.00%
Proceeds from issuance of General partners units				$ 1,528	$ 2,233
Common Unitholders
Class Of Stock [Line Items]
Common Limited Partner's capital account units sold in public offering				5,720,547	6,325,000
Common Unitholders | Overallotment Option
Class Of Stock [Line Items]
Common Limited Partner's capital account units sold in public offering	825,000	600,000
Common Unitholders | Gross Proceeds
Class Of Stock [Line Items]
Gross Proceeds From Issuance Of Common Limited Partners Units		$ 52,360	95,150
Common Unitholders | Gross Proceeds | Overallotment Option
Class Of Stock [Line Items]
Gross Proceeds From Issuance Of Common Limited Partners Units	$ 14,273	7,854
Common Unitholders | Net Proceeds
Class Of Stock [Line Items]
Proceeds from issuance of Common Limited partners units		50,120	$ 91,135
Common Unitholders | Net Proceeds | Overallotment Option
Class Of Stock [Line Items]
Proceeds from issuance of Common Limited partners units	$ 13,670	$ 7,518
General Partner
Class Of Stock [Line Items]
General Partner's capital account units sold in public offering		81,633	112,245	116,746	129,082
Proceeds from issuance of General partners units				$ 1,528	$ 2,233
General Partner | Overallotment Option
Class Of Stock [Line Items]
General Partner's capital account units sold in public offering	16,837	12,245
General Partner | Net Proceeds
Class Of Stock [Line Items]
Proceeds from issuance of General partners units		$ 1,069	$ 1,942
General Partner | Net Proceeds | Overallotment Option
Class Of Stock [Line Items]
Proceeds from issuance of General partners units	$ 291	$ 160
Navios Holdings
Class Of Stock [Line Items]
Unit price		$ 13.09
Navios GP L.L.C. general partner interest in Navios Partners				2.00%
Navios Holdings | Gross Proceeds
Class Of Stock [Line Items]
Gross Proceeds From Issuance Of Common Limited Partners Units		$ 14,967
Navios Holdings | Common Unitholders
Class Of Stock [Line Items]
Common Limited Partner's capital account units sold in public offering		1,120,547
Navios Holdings | General Partner
Class Of Stock [Line Items]
General Partner's capital account units sold in public offering		22,868